Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about trade and other payables

	2024	2023
	$m	$m
Amounts due to exchanges, clearing houses and other counterparties	1,501.5	1,461.9
Amounts payable to clients	7,270.8	4,899.1
Accruals	468.3	379.8
Trade payables	470.2	16.1
Other tax and social security taxes	9.9	10.4
Deferred income	2.4	0.5
Other creditors	17.3	18.1
	9,740.4	6,785.9